Quarterly Holdings Report
for
Fidelity® SAI Tax-Free Bond Fund
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STF-NPRT3-1222
1.9887623.104
Municipal Bonds - 97.2%
	Principal Amount (a)	Value ($)
Alabama - 1.4%
Black Belt Energy Gas District Bonds Series 2022 E, 5%, tender 6/1/28 (b)	10,000,000	10,099,379
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	960,000	848,601
4% 12/1/38	1,595,000	1,369,218
4% 12/1/41	1,260,000	1,052,195
4% 12/1/44	1,125,000	913,766
4% 12/1/49	1,355,000	1,066,505
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	7,960,000	7,729,325
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	3,745,000	3,711,547
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/25	1,310,000	1,297,677
5% 3/1/36	1,310,000	1,133,110
TOTAL ALABAMA		29,221,323
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,030,000	1,037,986
5% 6/1/27	700,000	740,726
5% 12/1/27	935,000	994,428
5% 6/1/28	1,230,000	1,311,301
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	695,000	649,124
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,325,000	1,377,758
TOTAL ALASKA		6,111,323
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	620,000	621,010
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/39	1,445,000	1,520,154
5% 7/1/40	1,445,000	1,509,912
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (b)	250,000	246,473
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	560,000	563,749
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	610,000	623,460
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39 (Pre-Refunded to 1/1/24 @ 100)	420,000	425,027
Series 2016:
5.75% 1/1/36 (c)	910,000	684,394
6% 1/1/48 (c)	1,250,000	847,756
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,150,000	2,257,818
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	3,665,000	3,520,613
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,590,000	1,566,723
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/32	810,000	851,679
5% 7/1/39	470,000	481,888
5% 7/1/45	2,400,000	2,412,318
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/59	1,000,000	836,466
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	2,020,000	1,392,617
TOTAL ARIZONA		20,362,057
California - 5.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,635,000	1,462,024
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,255,000	1,282,982
California Gen. Oblig.:
Series 2021:
5% 12/1/35	3,630,000	3,918,794
5% 12/1/36	3,600,000	3,879,145
Series 2022, 5% 4/1/42	12,055,000	12,503,259
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	2,119,928	1,812,458
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	935,000	908,180
5.25% 11/1/36	480,000	476,258
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,465,000	2,420,483
5% 5/15/39	1,100,000	1,053,413
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	100,000	84,111
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	100,000	69,696
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/30	520,000	573,319
5% 8/1/33	965,000	1,055,756
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	750,000	564,136
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	935,000	1,000,401
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33	470,000	509,513
5% 6/1/34	375,000	405,240
5% 6/1/35	280,000	300,242
5% 6/1/36	750,000	798,827
5% 6/1/37	655,000	692,975
5% 6/1/38	935,000	982,241
5% 6/1/39	470,000	492,414
Series 2022 B:
5% 6/1/33	420,000	455,309
5% 6/1/34	375,000	405,240
5% 6/1/35	280,000	300,242
5% 6/1/36	280,000	298,229
5% 6/1/37	470,000	497,249
5% 6/1/38	280,000	294,147
5% 6/1/39	530,000	555,275
Los Angeles Dept. Arpt. Rev. Series B, 5% 5/15/45	8,425,000	8,667,990
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 C, 5% 7/1/40	3,695,000	3,882,755
Series 2022 C:
5% 7/1/38	2,350,000	2,502,869
5% 7/1/39	2,100,000	2,217,652
5% 7/1/40	10,400,000	10,953,453
5% 7/1/41	5,000,000	5,246,023
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,570,000	2,602,789
5% 4/1/25	2,700,000	2,753,779
5% 4/1/26	1,900,000	1,950,251
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	785,000	805,570
4% 8/1/32	1,105,000	1,128,635
Sacramento City Unified School District Series 2022 A:
5% 8/1/35	1,000,000	1,070,451
5% 8/1/39	2,090,000	2,211,572
5% 8/1/40	3,000,000	3,167,132
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	1,870,000	1,932,943
5% 11/15/26	1,870,000	1,959,414
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	2,665,000	2,638,767
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	2,050,000	2,176,196
5% 5/1/52	3,480,000	3,656,080
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	435,000	428,888
Series 2022 B, 5% 5/1/52	6,820,000	6,712,350
Univ. of California Revs. Series 2023 BM, 5% 5/15/36 (d)	670,000	723,003
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	750,000	730,544
Series 2017 B:
5% 7/1/29	455,000	458,570
5% 7/1/30	910,000	915,794
TOTAL CALIFORNIA		111,545,028
Colorado - 3.4%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	935,000	968,546
Series 2019 B, 5%, tender 8/1/26 (b)	705,000	720,042
Series 2022 C, 5%, tender 8/15/28 (b)	2,425,000	2,577,011
Series 2018 A, 4% 11/15/48	900,000	737,629
Series 2019 A:
4% 11/1/39	845,000	734,642
5% 11/1/26	1,400,000	1,455,970
5% 11/15/39	1,170,000	1,212,454
Series 2019 A1, 4% 8/1/44	13,820,000	11,144,957
Series 2019 A2, 4% 8/1/49	3,025,000	2,355,266
Series 2019 B, 4% 1/1/40	1,560,000	1,428,769
Series 2020 A, 4% 9/1/50	805,000	594,822
Series 2022 A, 5% 5/15/47	6,000,000	6,147,610
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	290,000	286,798
Series 2019 H, 4.25% 11/1/49	175,000	173,002
Series 2022 F, 5.25% 11/1/52	1,805,000	1,839,611
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,535,000	3,822,272
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	1,870,000	1,953,375
5% 3/15/38	1,870,000	1,949,459
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	6,065,000	6,068,844
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	5,070,000	5,336,535
5% 9/15/46	7,770,000	8,165,924
Series 2020 B, 5% 9/15/27	2,145,000	2,311,239
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	6,295,000	6,078,529
Series 2021 C3A, 2%, tender 10/15/25 (b)	830,000	788,592
Series 2021 C3B, 2%, tender 10/15/26 (b)	700,000	651,973
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	126,000	133,361
Series 2020:
5% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	154,000	154,184
5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	1,404,000	1,410,092
TOTAL COLORADO		71,201,508
Connecticut - 3.3%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	590,000	592,566
5% 2/1/25 (Build America Mutual Assurance Insured)	625,000	645,054
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	250,000	258,309
Series 2016 B:
5% 5/15/25	935,000	972,775
5% 5/15/26	510,000	537,453
Series 2017 A, 5% 4/15/33	230,000	240,160
Series 2018 A, 5% 4/15/38	935,000	968,375
Series 2019 A, 5% 4/15/26	615,000	647,396
Series 2020 A:
4% 1/15/34	2,105,000	2,064,084
5% 1/15/40	1,870,000	1,933,746
Series 2021 A, 3% 1/15/40	950,000	708,817
Series 2021 D, 5% 7/15/26	1,785,000	1,885,094
Series 2022 B, 4% 1/15/37	9,400,000	8,851,894
Series A, 5% 3/1/27	935,000	954,435
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,120,000	3,126,890
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	2,250,000	2,310,700
5%, tender 1/1/27 (b)	1,665,000	1,739,710
Series 2019 A:
5% 7/1/27 (c)	555,000	527,231
5% 7/1/34 (c)	685,000	598,368
Series 2019 Q-1:
5% 11/1/24	430,000	443,460
5% 11/1/26	470,000	496,986
Series 2020 K:
4% 7/1/45	2,680,000	2,213,816
5% 7/1/40	985,000	996,138
Series 2021 G:
4% 3/1/46	865,000	740,695
4% 3/1/51	1,390,000	1,162,941
Series 2022 M:
4% 7/1/39	1,040,000	895,556
4% 7/1/40	1,075,000	916,754
4% 7/1/52	4,210,000	3,317,670
5% 7/1/32	1,485,000	1,541,579
Series A, 5% 7/1/26	935,000	954,028
Series K1:
5% 7/1/32	985,000	945,642
5% 7/1/33	765,000	728,845
5% 7/1/35	1,030,000	963,500
Series K3, 5% 7/1/43	330,000	289,716
Series R:
4% 7/1/36	935,000	865,567
5% 6/1/32	515,000	537,963
5% 6/1/33	350,000	363,682
5% 6/1/34	540,000	558,597
5% 6/1/35	815,000	839,825
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,375,000	1,295,008
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	385,000	386,100
Series 2020 A, 5% 5/1/40	8,000,000	8,350,054
Series A, 5% 9/1/33	4,680,000	4,776,912
Stratford Gen. Oblig. Series 2019, 5% 1/1/28	3,640,000	3,809,403
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	465,000	486,942
TOTAL CONNECTICUT		68,440,436
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	470,000	485,014
District of Columbia Rev. Series 2018:
5% 10/1/23	330,000	334,510
5% 10/1/25	465,000	478,671
5% 10/1/26	775,000	803,122
5% 10/1/27	845,000	882,120
5% 10/1/43	2,880,000	2,849,884
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	3,020,000	2,903,886
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,425,000	4,077,791
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/38	1,405,000	1,440,404
5% 10/1/44	7,485,000	7,564,039
Series 2019 B, 5% 10/1/47	7,020,000	6,799,098
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,500,000	1,564,681
TOTAL DISTRICT OF COLUMBIA		30,183,220
Florida - 3.7%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	790,000	755,322
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,375,000	1,443,151
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	738,903
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	1,870,000	1,921,134
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,065,000	972,109
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	930,000	842,583
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	2,810,000	3,059,296
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,490,000	2,692,753
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,100,245
4% 8/15/45	765,000	602,282
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/23	375,000	375,231
5% 3/1/24	235,000	235,163
5% 3/1/25	625,000	624,413
Series 2019, 5% 10/1/23	235,000	236,734
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	7,200,000	7,078,124
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,315,000	2,340,954
5% 10/1/35	935,000	935,961
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,415,000	1,452,336
5% 10/1/43	1,870,000	1,893,645
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/27	4,680,000	4,899,134
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	205,000	207,968
5% 10/1/24	465,000	478,464
5% 10/1/25	360,000	375,422
5% 10/1/26	255,000	269,076
5% 10/1/27	205,000	218,332
5% 10/1/28	405,000	435,508
5% 10/1/29	350,000	379,675
5% 10/1/30	330,000	360,483
5% 10/1/32	305,000	335,719
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	3,750,000	3,954,797
5% 8/1/28	1,890,000	2,001,828
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	935,000	966,344
5% 4/1/44	3,030,000	2,962,856
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	2,340,000	2,468,129
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	1,870,000	1,675,668
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,605,000	1,652,617
Miami-Dade County School District Series 2015, 5% 3/15/26	1,445,000	1,493,406
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	3,745,000	3,119,998
Orange County Health Facilities Auth. Series 2022, 4% 10/1/52	1,365,000	1,060,746
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	820,000	855,001
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/52	2,850,000	2,589,819
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	1,870,000	1,966,506
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,165,000	1,099,171
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,450,000	1,524,601
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	750,000	770,677
5% 7/1/25	1,360,000	1,416,421
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	955,000	880,645
Series 2015 A, 5% 12/1/40	1,570,000	1,518,991
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	900,000	900,645
Series 2020 B:
4% 7/1/45	2,810,000	2,289,087
5% 7/1/40	655,000	642,847
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	935,000	402,913
0% 9/1/39	795,000	320,323
0% 9/1/40	935,000	354,690
0% 9/1/41	935,000	334,578
0% 9/1/42	935,000	314,850
0% 9/1/45	1,730,000	480,820
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	230,000	232,118
5% 10/15/49	425,000	426,791
TOTAL FLORIDA		77,938,003
Georgia - 4.4%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	935,000	962,111
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	5,950,000	5,730,161
2.25%, tender 5/25/23 (b)	1,720,000	1,703,284
Series 2013 1st, 2.925%, tender 3/12/24 (b)	2,170,000	2,124,246
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	4,680,000	4,599,453
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	750,000	760,470
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,265,000	1,354,280
Series 2019, 4% 6/15/49	180,000	155,507
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	1,735,000	1,442,888
5% 1/1/26	1,145,000	1,180,868
5% 1/1/30	385,000	400,236
5% 1/1/39	1,135,000	1,115,837
5% 1/1/44	1,490,000	1,434,895
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,385,000	1,269,279
4% 7/1/43	1,445,000	1,238,985
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	2,470,000	2,454,474
Series 2021 A, 4%, tender 9/1/27 (b)	37,435,000	36,164,623
Series 2022 B, 5%, tender 6/1/29 (b)	5,210,000	5,111,399
Series 2022 E, 4%, tender 12/1/29 (b)	12,405,000	11,432,284
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,040,000	973,964
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	200,000	207,157
5% 4/1/27	165,000	171,698
5% 4/1/28	375,000	391,130
5% 4/1/29	325,000	339,027
5% 4/1/30	235,000	244,535
5% 4/1/31	280,000	291,513
5% 4/1/32	185,000	192,395
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	815,000	728,555
5% 4/1/27	375,000	390,840
5% 4/1/31	560,000	594,754
5% 4/1/36	450,000	467,713
Series 2020 B:
4% 9/1/38	2,810,000	2,613,622
4% 9/1/39	1,370,000	1,259,936
5% 9/1/31	1,295,000	1,412,220
Series A:
5% 6/1/23	395,000	398,547
5% 6/1/24	650,000	663,868
TOTAL GEORGIA		91,976,754
Hawaii - 0.3%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	870,000	801,239
Series FG, 5% 10/1/27	935,000	992,236
Honolulu City & County Gen. Oblig.:
Series 2018 A, 5% 9/1/41	1,870,000	1,956,133
Series 2019 A, 5% 9/1/24	715,000	736,919
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	830,000	866,589
TOTAL HAWAII		5,353,116
Idaho - 0.3%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	85,000	83,458
Series 2021 A:
5% 7/15/29	2,810,000	3,025,065
5% 7/15/30	935,000	1,010,171
5% 7/15/31	600,000	652,887
5% 7/15/32	1,170,000	1,258,706
TOTAL IDAHO		6,030,287
Illinois - 12.8%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	95,000	96,665
4% 6/1/27	775,000	788,496
4% 6/1/28	585,000	597,113
4% 6/1/29	1,450,000	1,482,538
4% 6/1/30	935,000	952,033
4% 6/1/31	1,170,000	1,184,951
4% 6/1/34	935,000	928,979
4% 6/1/35	1,205,000	1,178,424
4% 6/1/36	1,475,000	1,408,879
Series 2020 A:
5% 1/1/29	630,000	675,195
5% 1/1/30	585,000	624,046
5% 1/1/31	795,000	844,629
5% 1/1/33	1,545,000	1,627,504
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,370,000	1,366,182
Series 2012 A, 5% 12/1/42	50,000	44,251
Series 2015 C:
5.25% 12/1/35	1,870,000	1,788,416
5.25% 12/1/39	40,000	37,001
Series 2016 A, 7% 12/1/44	2,995,000	3,127,166
Series 2017 C, 5% 12/1/25	290,000	289,709
Series 2017 D, 5% 12/1/31	865,000	838,762
Series 2017 H, 5% 12/1/36	650,000	608,578
Series 2018 A, 5% 12/1/27	185,000	182,802
Series 2018 C:
5% 12/1/24	100,000	100,152
5% 12/1/25	505,000	504,494
5% 12/1/27	505,000	498,999
5% 12/1/46	4,695,000	4,078,550
Series 2019 A:
5% 12/1/23	2,010,000	2,018,849
5% 12/1/28	240,000	236,429
5% 12/1/29	750,000	735,561
5% 12/1/30	575,000	561,348
5% 12/1/31	600,000	581,048
Series 2021 A, 5% 12/1/38	1,200,000	1,092,820
Series 2021 B, 5% 12/1/31	1,250,000	1,213,170
Series 2022 A, 5% 12/1/47	2,085,000	1,794,911
Series 2022 B:
4% 12/1/35	1,760,000	1,483,153
4% 12/1/36	2,915,000	2,429,083
Chicago Gen. Oblig.:
Series 2003 B, 5.5% 1/1/30	1,685,000	1,690,135
Series 2019 A:
5% 1/1/28	1,250,000	1,245,333
5% 1/1/40	2,200,000	2,055,464
Series 2020 A:
5% 1/1/26	1,955,000	1,957,869
5% 1/1/27	1,425,000	1,422,951
5% 1/1/30	1,635,000	1,610,183
5% 1/1/32	1,215,000	1,180,603
Series 2021 A:
5% 1/1/31	1,400,000	1,360,051
5% 1/1/32	4,485,000	4,328,462
5% 1/1/34	795,000	753,841
Series 2021 B:
4% 1/1/32	1,193,000	1,063,689
4% 1/1/38	2,890,000	2,362,574
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	580,000	581,122
Series 2016 B, 5% 1/1/46	6,460,000	6,302,710
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D:
5% 1/1/25	470,000	471,382
5.25% 1/1/31	1,390,000	1,394,648
Series 2015 B, 5% 1/1/32	935,000	951,416
Series 2018 B:
4% 1/1/44	1,990,000	1,662,657
5% 1/1/36	2,105,000	2,148,818
5% 1/1/37	3,040,000	3,095,236
5% 1/1/48	9,830,000	9,543,821
5% 1/1/53	360,000	345,681
Series 2020 A:
4% 1/1/37	3,105,000	2,858,786
4% 1/1/38	655,000	583,406
Series 2022 D:
5% 1/1/36	2,000,000	2,083,904
5% 1/1/37	2,400,000	2,464,416
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	840,000	847,935
5% 3/1/25	795,000	824,106
5% 3/1/26	1,155,000	1,214,224
5% 3/1/27	1,165,000	1,242,536
5% 3/1/28	1,265,000	1,362,001
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/31	3,415,000	3,596,406
5% 11/15/32	2,245,000	2,355,453
5% 11/15/33	2,200,000	2,297,408
Series 2021 B:
4% 11/15/25	580,000	581,296
4% 11/15/26	295,000	294,603
4% 11/15/27	300,000	298,520
4% 11/15/28	150,000	148,775
Series 2022 A, 5% 11/15/29	940,000	1,008,066
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/42	10,000,000	10,082,461
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	7,900,000	7,061,296
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/38	1,125,000	943,513
Series 2022 A:
5.25% 10/1/52	4,525,000	3,859,506
5.5% 10/1/47	1,010,000	910,551
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	225,000	236,318
5% 10/1/28	185,000	195,800
5% 10/1/44	935,000	922,462
5% 10/1/49	1,170,000	1,131,769
5% 10/1/51	935,000	901,100
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	200,000	200,879
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	280,000	289,427
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,820,000	3,990,678
5% 5/15/43	45,000	43,588
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	935,000	947,865
Series 2015 A:
4.125% 11/15/37	635,000	585,542
5% 11/15/45	9,360,000	8,991,676
Series 2016 A:
3% 10/1/37	1,455,000	1,072,771
5% 2/15/24	795,000	812,003
5% 8/15/25	1,100,000	1,138,671
Series 2016 C, 5% 2/15/31	2,340,000	2,421,830
Series 2016:
4% 12/1/35	335,000	298,706
5% 12/1/40	2,010,000	1,988,524
5% 12/1/46	11,605,000	10,892,209
Series 2018 A, 5% 10/1/41	2,810,000	2,919,823
Series 2019, 4% 9/1/35	420,000	352,974
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	4,680,000	4,799,973
Series 2014, 5% 2/1/26	515,000	516,504
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	2,590,000	2,497,871
5% 2/1/26	4,930,000	4,966,325
5% 2/1/27	575,000	578,670
Series 2017 C, 5% 11/1/29	2,440,000	2,441,053
Series 2017 D:
5% 11/1/25	1,110,000	1,118,588
5% 11/1/27	2,835,000	2,844,911
Series 2018 A:
5% 10/1/24	470,000	474,116
5% 10/1/28	935,000	936,619
5% 10/1/29	1,495,000	1,495,768
Series 2018 B, 5% 10/1/26	935,000	941,561
Series 2019 B, 5% 9/1/24	470,000	474,113
Series 2020 B:
4% 10/1/32	2,570,000	2,310,309
5% 10/1/28	4,060,000	4,067,029
Series 2020, 5.5% 5/1/39	5,925,000	5,952,825
Series 2021 A:
5% 3/1/28	4,000,000	4,010,855
5% 3/1/32	180,000	178,777
5% 3/1/33	935,000	923,592
5% 3/1/34	935,000	917,014
5% 3/1/46	1,870,000	1,702,376
Series 2021 B, 4% 12/1/34	1,655,000	1,437,880
Series 2022 A:
5% 3/1/29	2,060,000	2,062,294
5% 3/1/32	1,000,000	993,205
5% 3/1/34	3,640,000	3,569,979
5.25% 3/1/37	1,600,000	1,581,369
Series 2022 B, 5% 3/1/32	2,060,000	2,046,002
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	460,000	464,067
Series A:
5% 1/1/38	945,000	975,686
5% 1/1/41	205,000	208,941
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	1,880,000	1,963,581
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	430,000	437,925
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	575,000	583,388
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	240,000	238,608
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	255,000	246,924
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	235,000	223,260
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	545,000	501,974
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	2,995,000	991,986
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	7,485,000	2,063,086
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	2,365,000	614,916
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	377,646
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,050,000	3,234,888
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	1,055,000	905,287
Series 2017 A, 5% 6/15/57	6,200,000	5,598,639
Series 2020 A:
4% 6/15/50	8,380,000	6,315,012
5% 6/15/50	6,840,000	6,251,834
Series 2020 B, 5% 6/15/42	2,520,000	2,379,943
Series 2022 A:
0% 12/15/35	730,000	352,086
0% 12/15/36	970,000	439,014
0% 12/15/37	1,175,000	498,195
0% 6/15/40	985,000	349,932
0% 6/15/41	1,355,000	452,126
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,215,000	1,084,249
4% 4/1/38 (Build America Mutual Assurance Insured)	1,215,000	1,060,507
4% 4/1/40 (Build America Mutual Assurance Insured)	815,000	697,799
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,125,000	1,162,154
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	200,000	201,116
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	95,000	100,556
TOTAL ILLINOIS		269,598,218
Indiana - 0.4%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	545,000	524,524
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	320,000	318,757
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	695,000	535,404
Series 2019 B, 3.5% 1/1/49	525,000	509,158
Series 2021 B, 5% 1/1/23	470,000	471,203
Series 2021 C1, 3% 1/1/52	535,000	496,801
Series A:
3.75% 1/1/49	2,585,000	2,521,046
5% 1/1/28	305,000	325,385
5% 7/1/28	305,000	327,010
5% 1/1/29	305,000	325,973
5% 7/1/29	255,000	272,874
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,455,000	1,439,993
Series 2020, 5% 4/1/32	715,000	741,407
TOTAL INDIANA		8,809,535
Iowa - 0.6%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	935,000	912,845
Series 2019 A1, 5% 5/15/55	3,635,000	2,946,337
Series A, 5% 5/15/48	1,360,000	1,133,248
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	5,545,000	5,747,178
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,125,000	874,992
Series 2021 B1, 4% 6/1/49	1,370,000	1,249,708
TOTAL IOWA		12,864,308
Kentucky - 2.7%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/36	710,000	606,034
4% 2/1/37	540,000	456,242
5% 2/1/24	1,105,000	1,120,101
5% 2/1/25	885,000	898,830
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	300,000	303,827
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	6,250,000	5,462,227
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	685,000	699,554
5% 1/1/39	645,000	656,089
5% 1/1/49	2,340,000	2,287,320
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,180,000	2,951,140
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,025,000	1,074,871
(Proj. No. 119) Series 2018:
5% 5/1/28	935,000	992,728
5% 5/1/38	3,745,000	3,835,469
Series 2017:
5% 4/1/25	3,205,000	3,306,027
5% 4/1/26	3,245,000	3,377,989
Series A:
4% 11/1/34	1,170,000	1,144,166
4% 11/1/35	375,000	357,175
4% 11/1/36	935,000	882,210
4% 11/1/37	1,170,000	1,088,767
5% 11/1/22	1,310,000	1,310,000
5% 8/1/27	375,000	387,518
5% 11/1/29	1,035,000	1,102,496
Series B:
5% 8/1/25	2,775,000	2,872,040
5% 8/1/26	1,785,000	1,864,412
5% 5/1/27	1,870,000	1,967,619
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (b)	10,775,000	10,488,635
Series C1, 4%, tender 6/1/25 (b)	1,870,000	1,821,784
Series A:
4% 6/1/23	545,000	544,151
4% 12/1/24	470,000	465,206
4% 6/1/25	545,000	537,296
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	490,000	502,955
Series 2020 D, 5%, tender 10/1/29 (b)	590,000	614,342
Series 2016 A, 5% 10/1/31	90,000	91,837
Series 2020 A, 4% 10/1/39	1,405,000	1,233,828
TOTAL KENTUCKY		57,304,885
Louisiana - 0.6%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/22	815,000	814,883
4% 12/1/23	1,135,000	1,131,474
4% 12/1/24	1,145,000	1,126,650
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,890,000	1,825,692
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	830,000	862,046
Series 2018 E:
5% 7/1/32	1,375,000	1,427,420
5% 7/1/33	1,120,000	1,155,658
5% 7/1/34	1,295,000	1,329,586
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	1,400,000	1,268,443
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	1,320,000	1,307,401
2.1%, tender 7/1/24 (b)	635,000	611,403
TOTAL LOUISIANA		12,860,656
Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	95,000	96,047
Series 2017 B, 5% 7/1/33	260,000	267,011
Series 2021 A, 4% 7/1/46	2,865,000	2,295,088
Maine Hsg. Auth. Mtg.:
Series 2022 E, 5% 11/15/52	1,125,000	1,136,231
Series C, 3.5% 11/15/46	1,885,000	1,865,158
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	470,000	484,283
TOTAL MAINE		6,143,818
Maryland - 3.0%
Baltimore County Gen. Oblig. Series 2021, 5% 3/1/34	6,895,000	7,577,702
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	343,825
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	365,000	358,539
Series 2019 C:
5% 9/1/27	680,000	722,947
5% 9/1/28	110,000	117,830
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	935,000	949,191
Maryland Gen. Oblig.:
First Series 2016, 5% 6/1/26	1,670,000	1,714,297
Series 2022 A:
5% 6/1/35	15,000,000	16,598,363
5% 6/1/36	3,895,000	4,300,754
5% 6/1/37	10,000,000	11,001,100
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/55	585,000	429,983
5% 6/1/31	330,000	334,092
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	660,000	673,971
5% 4/15/25	860,000	887,728
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,725,000	5,928,891
5% 6/1/52	1,350,000	1,389,923
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	675,000	558,128
Series 2022 A, 4% 6/1/35	2,340,000	2,182,488
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	4,615,000	4,875,990
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/26	2,415,000	2,553,871
TOTAL MARYLAND		63,499,613
Massachusetts - 2.4%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	4,170,000	4,362,508
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	4,860,000	4,874,615
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,285,000	1,328,358
Series 2016, 5% 10/1/41	1,000,000	877,086
Series 2017 A, 5% 1/1/36	2,260,000	2,221,992
Series 2017, 5% 7/1/47	885,000	845,464
Series 2018, 5% 1/1/43	1,250,000	1,187,255
Series 2019 K:
5% 7/1/25	770,000	795,981
5% 7/1/26	1,015,000	1,055,040
5% 7/1/27	1,220,000	1,274,478
Series 2019:
5% 7/1/25	615,000	626,201
5% 7/1/26	345,000	352,920
5% 7/1/28	515,000	531,614
5% 7/1/29	470,000	485,871
5% 9/1/59	3,490,000	3,424,015
Series 2020 A, 4% 7/1/45	3,425,000	2,730,747
Series 2021 V, 5% 7/1/55	4,980,000	5,114,678
Series A, 4% 6/1/49 (Pre-Refunded to 6/1/29 @ 100)	2,215,000	2,291,785
Series J2, 5% 7/1/53	3,535,000	3,398,642
Series M:
4% 10/1/50	3,485,000	2,663,569
5% 10/1/45	2,625,000	2,488,584
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	1,525,000	1,566,053
Series E, 5% 11/1/50	3,175,000	3,279,346
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	2,270,000	2,144,541
TOTAL MASSACHUSETTS		49,921,343
Michigan - 2.1%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	140,000	141,010
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	800,000	723,770
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	990,000	778,620
5% 7/1/25	435,000	441,608
5% 7/1/26	400,000	407,824
5% 7/1/27	620,000	634,675
5% 7/1/28	865,000	888,534
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	860,000	902,822
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/37	3,175,000	3,321,857
5% 7/1/38	1,325,000	1,381,756
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/37	750,000	784,691
5% 7/1/38	1,000,000	1,042,835
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	470,000	481,208
Lansing Cmnty. College Series 2019, 5% 5/1/44	4,745,000	4,952,858
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	3,950,000	4,087,714
(Trinity Health Proj.) Series 2017, 5% 12/1/37	935,000	951,470
Bonds:
Series 2019 B:
3.5%, tender 11/15/22 (b)	580,000	580,007
5%, tender 11/16/26 (b)(d)	1,235,000	1,281,620
Series 2019 MI2, 5%, tender 2/1/25 (b)	695,000	713,662
Series 2015 A:
5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	1,570,000	1,613,934
5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	2,510,000	2,580,238
Series 2015, 5% 11/15/28	1,315,000	1,349,033
Series 2016, 5% 11/15/26	795,000	830,054
Series 2019 A:
4% 12/1/49	745,000	611,935
5% 11/15/48	270,000	259,421
Series 2020 A, 4% 6/1/49	810,000	618,984
Series 2020, 5% 6/1/40	470,000	450,352
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	760,000	771,389
Series 2019 A, 5% 3/1/31	545,000	572,907
Series 2019:
5% 3/1/32	610,000	638,922
5% 3/1/33	585,000	609,086
5% 3/1/34	655,000	678,949
5% 3/1/35	655,000	674,172
5% 3/1/36	750,000	770,763
5% 3/1/37	840,000	860,709
5% 3/1/38	1,240,000	1,267,644
5% 3/1/39	840,000	857,084
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23 (Escrowed to Maturity)	490,000	497,060
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	3,745,000	3,939,893
TOTAL MICHIGAN		44,951,070
Minnesota - 0.4%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	480,000	482,658
5% 6/1/27	470,000	481,375
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	470,000	459,914
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	1,985,000	2,161,715
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,365,000	1,175,788
Series 2018 A, 5% 10/1/45	5,000	5,013
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	505,000	416,858
5% 5/1/48	630,000	617,684
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(c)	1,340,000	1,305,645
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,095,000	2,138,899
TOTAL MINNESOTA		9,245,549
Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	565,000	577,277
Series I:
5% 10/1/23	515,000	521,110
5% 10/1/24	500,000	510,843
5% 10/1/26	610,000	632,583
5% 10/1/28	935,000	973,531
TOTAL MISSISSIPPI		3,215,344
Missouri - 1.1%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	630,000	630,721
4% 12/1/34	375,000	371,244
4% 12/1/36	655,000	638,932
4% 12/1/37	470,000	457,191
4% 12/1/40	470,000	441,687
5% 12/1/28	545,000	591,958
5% 12/1/29	330,000	361,916
5% 12/1/30	620,000	686,092
5% 12/1/35	560,000	608,199
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,200,000	2,257,251
Series 2019 A:
4% 10/1/48	4,480,000	3,823,812
5% 10/1/46	430,000	442,300
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	125,000	122,794
Series 2021 A, 3% 5/1/52	2,510,000	2,364,396
Saint Louis Arpt. Rev.:
Series 2019 C:
5% 7/1/26	1,350,000	1,406,537
5% 7/1/27	2,275,000	2,386,471
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	2,610,000	2,746,916
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	55,000	44,826
5.25% 9/1/53	3,910,000	3,182,991
TOTAL MISSOURI		23,566,234
Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	65,000	63,505
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	12,540,000	12,386,211
Nevada - 1.1%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	395,000	402,717
Series 2019 A, 5% 7/1/26	1,175,000	1,231,591
Clark County School District:
Series 2015 C, 5% 6/15/26	2,810,000	2,933,876
Series 2016 B, 5% 6/15/26	1,570,000	1,646,983
Series 2017 A:
5% 6/15/24	235,000	240,683
5% 6/15/25	5,565,000	5,775,317
5% 6/15/26	200,000	209,807
Series A, 5% 6/15/27	1,220,000	1,296,822
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2022 A, 4% 6/1/40	1,245,000	1,145,652
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	1,695,000	1,664,015
Series 2019 B, 4% 10/1/49	180,000	176,688
Series 2021 B, 3% 10/1/51	6,770,000	6,280,723
TOTAL NEVADA		23,004,874
New Hampshire - 0.6%
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	1,632,006	1,505,478
Series 2022 1, 4.375% 9/20/36	2,290,550	2,067,405
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	295,000	298,003
Series 2017, 5% 7/1/44	2,185,000	2,013,276
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/23	160,000	161,898
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	7,740,000	6,700,738
TOTAL NEW HAMPSHIRE		12,746,798
New Jersey - 4.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	935,000	937,959
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	310,000	230,508
Series 2013, 5% 3/1/27	45,000	45,144
Series A, 5% 11/1/31	2,560,000	2,632,807
Series QQQ, 4% 6/15/46	740,000	603,168
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	935,000	966,704
5% 6/15/35	545,000	547,491
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	220,000	168,458
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	970,000	1,003,739
Series 2014 PP, 5% 6/15/26	935,000	949,723
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	195,000	200,405
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	245,000	251,595
Series 2016 A, 5% 7/15/27	935,000	963,519
Series 2016 BBB, 5.5% 6/15/30 (Pre-Refunded to 12/15/26 @ 100)	215,000	233,232
Series 2018 EEE:
5% 6/15/28	550,000	571,260
5% 6/15/34	1,405,000	1,418,674
Series LLL:
4% 6/15/44	2,745,000	2,267,928
4% 6/15/49	2,515,000	2,018,088
Series MMM:
4% 6/15/35	1,085,000	987,671
4% 6/15/36	420,000	378,822
New Jersey Edl. Facility Series A:
5% 7/1/38	1,980,000	1,958,880
5% 7/1/39	2,080,000	2,048,764
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	990,000	999,344
4% 6/1/31	375,000	374,250
4% 6/1/32	255,000	253,235
5% 6/1/28	935,000	1,000,698
5% 6/1/29	1,120,000	1,209,948
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	1,560,000	1,611,436
Series 2019 B3, 5%, tender 7/1/26 (b)	1,585,000	1,654,138
Series 2016:
4% 7/1/48	185,000	138,461
5% 7/1/28	1,095,000	1,105,868
5% 7/1/41	85,000	79,234
Series 2021, 3% 7/1/39	1,910,000	1,430,907
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23	185,000	188,159
5% 12/1/24	110,000	113,018
5% 12/1/25	200,000	207,888
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/28	935,000	967,423
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	630,000	644,549
Series 2022 B, 5% 1/1/46 (d)	11,000,000	11,253,499
Series D, 5% 1/1/28	1,000,000	1,049,945
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,820,000	1,821,639
Series 2006 C, 0% 12/15/31 (FGIC Insured)	1,100,000	717,668
Series 2010 A:
0% 12/15/27	1,130,000	905,689
0% 12/15/30	1,000,000	687,520
Series 2018 A:
5% 12/15/32	630,000	642,074
5% 12/15/34	1,915,000	1,929,254
Series 2021 A:
4% 6/15/34	550,000	509,276
4% 6/15/38	750,000	659,210
5% 6/15/32	1,095,000	1,125,338
5% 6/15/33	4,230,000	4,327,730
Series 2022 A, 4% 6/15/40	3,125,000	2,684,345
Series 2022 AA:
5% 6/15/30	1,845,000	1,916,837
5% 6/15/31	4,485,000	4,645,392
5% 6/15/33	1,250,000	1,281,552
Series 2022 BB:
4% 6/15/46	5,350,000	4,360,739
4% 6/15/50	3,600,000	2,876,007
Series A:
0% 12/15/31	1,615,000	1,048,985
4% 12/15/39	935,000	809,024
4.25% 12/15/38	2,355,000	2,151,654
Series AA:
4% 6/15/39	975,000	845,536
4% 6/15/45	5,915,000	4,856,733
4% 6/15/50	6,105,000	4,877,228
5% 6/15/36	1,075,000	1,074,975
5% 6/15/50	470,000	447,289
Series BB, 4% 6/15/44	1,215,000	1,003,837
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	962,478
Ocean City Gen. Oblig. Series 2020 B, 2% 10/15/30	635,000	523,094
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	200,000	201,740
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/38	1,000,000	1,005,546
5% 11/1/40	1,350,000	1,348,292
TOTAL NEW JERSEY		97,913,220
New Mexico - 0.5%
Albuquerque Wtr. Util. Auth. Series 2018, 5% 7/1/28	935,000	986,609
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	1,365,000	1,407,684
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	710,000	696,887
Series 2019 D, 3.75% 1/1/50	260,000	253,245
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	4,680,000	4,778,502
Series 2019 A:
4% 5/1/23	550,000	550,747
4% 11/1/23	185,000	185,303
4% 5/1/24	630,000	630,966
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	65,000	57,996
5% 5/15/39	45,000	38,301
5% 5/15/44	45,000	36,651
5% 5/15/49	100,000	78,730
TOTAL NEW MEXICO		9,701,621
New York - 13.9%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46 (Pre-Refunded to 7/1/27 @ 100)	1,185,000	1,266,546
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,465,000	3,502,706
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,435,000	2,320,102
Series 2018, 5% 9/1/36	235,000	244,064
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	280,000	271,793
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,055,000	2,080,083
New York City Gen. Oblig.:
Series 2020 C1, 5% 8/1/28	2,040,000	2,205,488
Series 2021 A1:
5% 8/1/28	2,230,000	2,410,902
5% 8/1/29	2,430,000	2,653,330
5% 8/1/30	4,675,000	5,144,359
5% 8/1/31	3,990,000	4,372,060
Series 2021 F1, 5% 3/1/50	3,080,000	3,133,120
Series 2022 A1:
5% 9/1/39	9,105,000	9,548,084
5% 8/1/47	3,645,000	3,720,589
Series 2022 B1, 5% 8/1/28	10,010,000	10,822,029
Series B:
5% 10/1/42	1,870,000	1,924,421
5% 10/1/43	2,540,000	2,606,839
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,185,000	1,077,934
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,590,000	5,927,267
Series 2021, 0.6%, tender 7/1/25 (b)	1,570,000	1,415,054
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 CC1, 5% 6/15/52	15,440,000	15,763,343
Series 2022 EE, 5% 6/15/39	2,110,000	2,207,552
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	6,550,000	6,668,466
Series 2018 S2, 5% 7/15/35	1,005,000	1,058,472
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,685,000	1,727,445
Series 2018 B, 5% 8/1/45	6,690,000	6,769,040
Series 2022 A1, 5% 11/1/29	5,295,000	5,758,577
Series 2022 B1, 5.25% 11/1/37	5,880,000	6,307,156
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,370,000	3,638,280
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	825,000	835,803
Series 2019 B3, 5%, tender 5/1/26 (b)	595,000	613,471
Series 2022 A:
5% 7/1/36	750,000	758,512
5% 7/15/37	380,000	370,461
5% 7/1/40	935,000	917,652
5% 7/1/41	935,000	914,665
5% 7/15/42	1,075,000	1,021,308
5% 7/15/50	2,775,000	2,550,593
Series 2022:
5% 7/1/30	1,540,000	1,566,941
5% 7/1/31	1,615,000	1,625,359
5% 7/1/38	780,000	741,777
5% 7/1/39	1,225,000	1,159,331
5% 7/1/40	2,760,000	2,595,977
5% 7/1/41	2,900,000	2,693,314
5% 7/1/42	1,520,000	1,416,325
5% 7/1/57	6,385,000	5,587,486
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,160,000	3,301,297
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	400,000	403,161
Series 2015 D1, 5% 11/15/28	2,310,000	2,333,236
Series 2017 C1, 5% 11/15/34	2,230,000	2,195,835
Series 2017 D:
5% 11/15/30	8,760,000	8,810,467
5% 11/15/35	1,870,000	1,830,612
Series 2020 A, 5% 2/1/23	2,825,000	2,834,465
Series 2020 D, 4% 11/15/46	12,660,000	9,874,087
Series D1, 5% 11/1/25	1,920,000	1,921,504
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	935,000	980,434
Series 2021 A, 4% 3/15/38	4,000,000	3,692,062
Series 2021 E:
4% 3/15/39	4,000,000	3,650,649
4% 3/15/45	5,435,000	4,716,080
4% 3/15/47	3,830,000	3,280,703
Series 2022 A, 5% 3/15/41	12,850,000	13,343,449
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	960,000	848,039
1.1%, tender 5/1/27 (b)	3,545,000	3,077,857
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	1,170,000	1,010,976
4% 3/15/49	7,380,000	6,231,227
5% 3/15/37	11,380,000	11,987,039
Series 2020 C:
4% 3/15/39	3,315,000	3,025,476
5% 3/15/43	4,680,000	4,804,847
5% 3/15/47	9,360,000	9,544,265
Series 2020 E:
4% 3/15/37	3,585,000	3,351,055
4% 3/15/44	8,705,000	7,577,859
4% 3/15/45	7,020,000	6,057,364
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	3,540,000	3,678,111
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	1,775,000	1,245,885
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	1,520,000	1,540,997
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (c)	250,000	209,519
5.375% 11/1/54 (c)	935,000	709,620
Triborough Bridge & Tunnel Auth.:
Series 2021 B, 4% 5/15/56	1,645,000	1,350,239
Series 2022 A, 5% 5/15/57	8,425,000	8,530,620
Triborough Bridge & Tunnel Auth. Revs.:
Series 2018 A, 5% 11/15/44	3,745,000	3,784,225
Series 2021 A, 5% 11/15/51	3,135,000	3,183,988
Series 2022 A:
5% 11/15/40	2,280,000	2,380,439
5% 11/15/41	1,750,000	1,816,766
TOTAL NEW YORK		291,028,530
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	4,680,000	4,810,492
Series 194, 5.25% 10/15/55	935,000	955,932
TOTAL NEW YORK AND NEW JERSEY		5,766,424
North Carolina - 0.7%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	820,000	757,178
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	50,000	53,695
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	435,000	467,147
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	730,000	729,302
Series 2019 C, 2.55%, tender 6/1/26 (b)	1,260,000	1,201,912
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	13,100,000	12,081,555
TOTAL NORTH CAROLINA		15,290,789
North Dakota - 0.3%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	825,000	777,279
Series 2021 B, 3% 7/1/52	2,175,000	2,017,900
Series 2022, 5% 1/1/53	2,755,000	2,782,494
TOTAL NORTH DAKOTA		5,577,673
Ohio - 3.0%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,495,000	3,320,598
Series 2020, 5% 11/15/31	360,000	368,759
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	935,000	948,851
Series 2016, 5% 2/15/46	1,625,000	1,646,100
Buckeye Tobacco Settlement Fing. Auth. Series 2020 B2, 5% 6/1/55	5,530,000	4,654,238
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	935,000	891,673
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	685,000	704,487
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/39	1,250,000	1,246,455
5.25% 8/1/40	1,320,000	1,338,928
5.25% 8/1/41	1,390,000	1,407,595
5.25% 8/1/42	1,465,000	1,474,346
Columbus Gen. Oblig. Series 2016 2, 5% 7/1/25	1,780,000	1,857,543
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	360,000	356,557
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	180,000	181,385
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	935,000	782,040
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	770,000	784,300
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	4,130,000	4,178,910
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	405,000	409,000
5% 8/1/45	3,320,000	3,228,494
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,005,000	1,003,815
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	670,000	670,977
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	685,000	575,250
5% 7/1/35	2,455,000	2,520,420
5% 7/1/42	4,235,000	4,279,094
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,590,000	1,605,374
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	265,000	207,857
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	85,000	84,589
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/31	1,310,000	1,448,418
5% 12/15/32	1,625,000	1,803,970
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/26	1,070,000	1,122,598
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/39 (d)(e)	590,000	630,221
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/22	335,000	335,395
5% 12/1/23	470,000	476,526
5% 12/1/24	490,000	501,467
5% 12/1/25	430,000	444,424
5% 12/1/26	560,000	584,059
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,815,000	1,865,325
5% 2/15/27	1,510,000	1,548,727
Series 2019, 5% 2/15/29	605,000	618,120
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,685,000	1,732,225
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	4,680,000	4,771,501
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	830,000	799,513
6% 12/1/29	880,000	844,148
6% 12/1/30	930,000	884,079
6% 12/1/31	995,000	935,050
TOTAL OHIO		62,073,401
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/26	335,000	334,685
5% 8/1/44	620,000	554,025
TOTAL OKLAHOMA		888,710
Oregon - 0.8%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,215,000	1,246,101
5% 8/15/38	3,465,000	3,545,714
Oregon Gen. Oblig.:
Series 2022 A, 5% 12/1/52	1,945,000	1,964,289
Series 2022 C, 5% 6/1/39	2,245,000	2,399,172
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	8,280,000	8,143,995
TOTAL OREGON		17,299,271
Pennsylvania - 4.3%
Allegheny County Arpt. Auth. Rev. Series 2021 B, 5% 1/1/51	7,525,000	7,341,606
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	545,000	425,232
4% 12/1/41	995,000	671,327
4.25% 12/1/50	1,110,000	705,311
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/36	565,000	521,798
5% 7/1/38	1,130,000	1,017,635
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	3,745,000	3,931,585
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	635,000	664,756
Series 2020 A:
5% 6/1/29	1,640,000	1,761,771
5% 6/1/32	2,810,000	2,976,296
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,065,000	1,077,508
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	1,640,000	1,387,922
Series 2017, 5% 7/1/30	1,345,000	1,302,138
Doylestown Hosp. Auth. Hosp. Rev. Series 2019, 5% 7/1/49	955,000	745,937
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/23	840,000	847,435
5% 7/1/24	1,590,000	1,622,950
5% 7/1/26	1,780,000	1,855,164
5% 7/1/27	1,870,000	1,959,186
5% 7/1/28	1,945,000	2,048,643
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,515,000	2,223,162
Series 2019:
4% 9/1/36	700,000	636,873
4% 9/1/37	700,000	628,197
4% 9/1/38	1,590,000	1,407,988
4% 9/1/39	1,030,000	900,364
4% 9/1/44	235,000	199,448
5% 9/1/23	470,000	475,111
5% 9/1/24	630,000	642,893
Series 2020:
5% 4/1/23	335,000	335,996
5% 4/1/24	340,000	343,034
5% 4/1/25	260,000	263,270
5% 4/1/26	310,000	314,649
5% 4/1/27	590,000	600,557
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	990,000	1,028,098
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A:
5% 4/15/24	515,000	525,902
5% 4/15/25	700,000	722,569
5% 4/15/26	2,340,000	2,439,984
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012, 5% 11/1/42	1,280,000	1,274,429
Series 2016, 5% 5/1/34	1,495,000	1,517,001
Series 2018 A, 5% 2/15/48	880,000	908,441
Pennsylvania Hsg. Fin. Agcy. Series 2021 137, 3% 10/1/51	3,060,000	2,816,667
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,385,000	1,203,112
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	1,870,000	1,887,091
Series 2021 A:
4% 12/1/43	2,810,000	2,376,754
4% 12/1/46	4,680,000	3,857,146
4% 12/1/50	935,000	750,955
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	495,000	503,152
Series 2017, 5% 11/1/47	975,000	937,737
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,090,000	1,141,992
Series 2019 B:
5% 2/1/34	2,105,000	2,193,695
5% 2/1/35	2,575,000	2,656,503
5% 2/1/36	2,260,000	2,338,362
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,310,000	1,360,886
Series 2019 A:
4% 9/1/35	1,170,000	1,100,509
5% 9/1/23	620,000	627,607
5% 9/1/26	1,870,000	1,942,639
5% 9/1/30	1,250,000	1,304,126
5% 9/1/32	935,000	968,414
5% 9/1/34	580,000	605,212
5% 9/1/44	1,355,000	1,356,304
Series 2019 B:
5% 9/1/25	1,275,000	1,316,670
5% 9/1/26	1,035,000	1,075,204
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 C:
5% 6/1/33	650,000	707,895
5% 6/1/34	800,000	868,497
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	420,000	432,654
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	220,000	184,593
4% 6/1/49	520,000	422,116
5% 6/1/44	380,000	379,879
5% 6/1/49	605,000	595,596
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	830,000	853,026
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,340,000	1,300,542
TOTAL PENNSYLVANIA		90,317,701
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	7,393,773	3,757,206
4% 7/1/33	5,651,810	4,782,394
4% 7/1/35	2,035,000	1,663,184
5.625% 7/1/27	589,592	593,742
5.625% 7/1/29	4,000,136	4,023,263
TOTAL PUERTO RICO		14,819,789
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016 B, 5% 9/1/31	855,000	774,481
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	15,000,000	16,678,964
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	170,000	167,058
TOTAL RHODE ISLAND		17,620,503
South Carolina - 0.6%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,755,000	1,715,567
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	505,000	502,678
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	260,000	254,292
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,220,000	1,249,527
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	2,900,000	2,391,734
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/26	95,000	97,006
Series 2016 A, 5% 12/1/33	205,000	206,959
Series A, 5% 12/1/23	740,000	750,276
Series B, 5% 12/1/24	2,360,000	2,419,985
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,310,000	2,223,574
TOTAL SOUTH CAROLINA		11,811,598
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (b)	1,495,000	1,524,182
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	7,770,000	6,266,014
5% 8/1/25	575,000	590,108
Series 2019 A2, 5% 8/1/44	2,105,000	2,007,676
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	560,000	582,734
5% 4/1/27 (Escrowed to Maturity)	30,000	31,829
5% 4/1/28	375,000	391,130
5% 4/1/28 (Escrowed to Maturity)	20,000	21,452
5% 4/1/41	445,000	419,479
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	25,000	26,952
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	1,135,000	840,084
5.25% 10/1/58	1,145,000	1,043,247
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	1,895,000	1,915,719
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	95,000	94,793
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	2,765,000	2,613,213
Series 2021 3A, 3% 1/1/52	895,000	837,529
TOTAL TENNESSEE		17,681,959
Texas - 5.8%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	1,870,000	1,956,686
Central Reg'l. Mobility Auth.:
Series 2018, 5% 1/1/25	935,000	959,440
Series 2020 B:
4% 1/1/34	260,000	244,651
4% 1/1/35	210,000	193,948
4% 1/1/36	230,000	209,098
4% 1/1/37	330,000	295,337
4% 1/1/38	435,000	385,333
4% 1/1/39	560,000	499,267
4% 1/1/40	215,000	186,798
5% 1/1/27	185,000	193,446
5% 1/1/28	215,000	226,466
5% 1/1/29	795,000	841,587
5% 1/1/30	375,000	397,849
5% 1/1/31	185,000	194,635
5% 1/1/32	185,000	193,475
5% 1/1/33	280,000	291,281
Series 2021 B:
5% 1/1/30	935,000	991,970
5% 1/1/32	1,195,000	1,256,162
5% 1/1/39	1,215,000	1,222,643
5% 1/1/46	3,275,000	3,127,259
Series 2021 C, 5% 1/1/27	3,525,000	3,615,656
Collin County Series 2019, 5% 2/15/26	2,165,000	2,280,856
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	1,320,000	1,229,873
4% 11/1/35	1,175,000	1,081,401
Series 2021 B, 5% 11/1/43	975,000	964,823
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,230,000	1,266,205
Series 2019:
5% 2/15/24	655,000	669,258
5% 2/15/25	935,000	968,403
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	470,000	484,181
Denton County Gen. Oblig. Series 2020:
4% 5/15/26	2,350,000	2,397,214
4% 5/15/27	1,810,000	1,849,994
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	85,000	83,229
2%, tender 8/1/24 (b)	545,000	525,300
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	935,000	969,871
5% 3/1/27	935,000	980,620
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	470,000	486,921
Hays Consolidated Independent School District Series 2022:
4% 2/15/38	1,000,000	970,207
4% 2/15/39	2,000,000	1,920,153
4% 2/15/40	2,000,000	1,877,381
4% 2/15/41	2,000,000	1,844,226
5% 2/15/33	1,300,000	1,410,160
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,035,000	2,051,374
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	715,000	744,455
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,170,000	1,232,530
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	935,000	984,063
Series 2020 C, 5% 11/15/28	2,245,000	2,427,109
Series 2021 A:
5% 11/15/26	355,000	376,515
5% 11/15/28	1,480,000	1,602,566
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	385,000	388,416
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,405,000	1,421,800
5% 5/15/48	1,590,000	1,588,052
Series 2020, 5% 5/15/28	2,105,000	2,243,262
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	530,000	511,534
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,450,000	1,495,087
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	325,000	315,987
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	700,000	728,130
Series 2017 A, 5% 1/1/39	3,745,000	3,838,080
Series 2018:
4% 1/1/38	1,715,000	1,575,884
5% 1/1/35	470,000	481,168
Series 2019 A, 5% 1/1/38	4,680,000	4,850,581
Series 2019 B, 5% 1/1/25	605,000	625,016
Series 2021 B, 4% 1/1/33	1,870,000	1,831,296
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	2,175,000	2,102,957
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2018, 2.75%, tender 12/1/22 (b)	1,310,000	1,309,381
Series 2020, 1.75%, tender 12/1/25 (b)	10,060,000	9,029,752
Tarrant County Series 2022, 5% 7/15/35	1,640,000	1,773,976
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2020, 5% 12/1/24	515,000	530,904
Series 2022:
4% 10/1/42	1,185,000	1,041,529
4% 10/1/47	1,265,000	1,073,169
4% 10/1/52	2,810,000	2,337,124
5% 10/1/36	515,000	539,096
5% 10/1/40	1,870,000	1,925,010
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	890,000	890,601
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/47	7,485,000	7,282,285
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	712,026	582,681
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	680,000	663,309
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	770,000	679,654
4% 6/30/38	1,965,000	1,695,530
4% 12/31/39	1,640,000	1,394,180
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,075,000	1,114,681
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
5% 3/15/25	1,405,000	1,458,554
5% 3/15/26	1,735,000	1,826,050
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,405,000	451,940
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	8,235,000	7,377,456
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	935,000	962,763
Series 2018 B, 5% 4/15/49	935,000	957,329
TOTAL TEXAS		122,056,079
Utah - 0.6%
Salt Lake City Arpt. Rev.:
Series 2018 B, 5% 7/1/48	935,000	913,991
Series 2021 B:
5% 7/1/46	2,305,000	2,269,884
5% 7/1/51	9,285,000	9,138,851
Utah Gen. Oblig. Series 2020, 5% 7/1/26	935,000	992,906
TOTAL UTAH		13,315,632
Vermont - 0.2%
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	1,029,000	947,083
Series 2022 A, 5.25% 11/1/52	1,000,000	1,022,932
Series A, 3.75% 11/1/50	1,511,000	1,473,867
TOTAL VERMONT		3,443,882
Virginia - 0.4%
Norfolk Series 2019, 5% 8/1/27	2,010,000	2,158,668
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	470,000	481,424
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	260,000	224,716
4% 4/1/39	235,000	200,976
4% 4/1/40	260,000	220,000
4% 4/1/45	700,000	564,286
5% 4/1/24	280,000	283,457
5% 4/1/26	330,000	337,462
5% 4/1/27	330,000	338,425
5% 4/1/28	410,000	421,023
5% 4/1/29	540,000	554,753
5% 4/1/49	935,000	885,512
Virginia Gen. Oblig. Series 2018 A, 5% 6/1/27	1,850,000	1,987,538
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	280,000	276,829
TOTAL VIRGINIA		8,935,069
Washington - 3.0%
King County Gen. Oblig. Series 2021 A, 2% 1/1/36	1,700,000	1,182,336
King County Hsg. Auth. Rev.:
Series 2019, 3% 11/1/22	1,065,000	1,065,000
Series 2021, 4% 12/1/29	675,000	674,636
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,150,000	1,935,167
Port of Seattle Rev. Series 2015 B, 5% 3/1/25	235,000	241,529
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,100,000	1,110,716
Univ. of Washington Univ. Revs. Series 2020 A, 5% 4/1/50	3,040,000	3,153,046
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	1,955,000	1,686,821
Washington Gen. Oblig.:
Series 2016 C, 5% 2/1/39	2,395,000	2,470,283
Series 2017 D, 5% 2/1/35	470,000	491,637
Series 2018 C, 5% 2/1/41	935,000	968,384
Series 2021 A, 5% 8/1/43	840,000	877,698
Series 2021 E, 5% 6/1/37	4,780,000	5,125,458
Series 2021 F, 5% 6/1/39	3,320,000	3,533,075
Series 2022 A, 5% 8/1/35	8,445,000	9,111,024
Series 2023 A, 5% 8/1/41	6,875,000	7,292,344
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	40,000	41,045
5% 7/1/42	525,000	514,359
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	230,000	233,813
5% 8/15/26	210,000	214,511
Series 2017 A, 4% 7/1/42	5,410,000	4,673,809
Series 2017:
4% 8/15/42	6,550,000	5,356,775
5% 8/15/36	470,000	467,928
Series 2020:
5% 9/1/38	1,870,000	1,866,012
5% 9/1/45	2,105,000	2,038,694
5% 9/1/50	2,340,000	2,220,026
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	400,000	408,993
5% 10/1/26	1,880,000	1,927,660
5% 10/1/34	1,415,000	1,436,799
TOTAL WASHINGTON		62,319,578
Wisconsin - 1.9%
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	495,000	458,202
5.25% 10/1/48	495,000	450,185
Series 2022 A:
5.25% 3/1/42	935,000	875,126
5.25% 3/1/47	6,175,000	5,654,267
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,350,000	1,285,707
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A, 5.25% 5/15/47 (c)	1,225,000	1,024,033
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (c)	395,000	329,249
Series 2021 A, 4.5% 6/1/56 (c)	5,360,000	3,588,346
Series 2021 B, 6.5% 6/1/56 (c)	1,815,000	1,330,448
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,160,000	1,197,672
Series 2021 A:
5% 5/1/33	475,000	508,342
5% 5/1/36	5,320,000	5,629,675
Series 2022 A, 5% 5/1/34	3,745,000	4,097,166
Wisconsin Health & Edl. Facilities:
Series 2018, 5% 4/1/34	1,870,000	1,943,464
Series 2019 A:
2.25% 11/1/26	25,000	23,540
5% 11/1/25	225,000	220,293
5% 11/1/29	160,000	150,791
5% 12/1/30	280,000	290,372
5% 12/1/31	280,000	289,153
5% 12/1/32	330,000	339,235
5% 12/1/33	330,000	337,775
5% 12/1/34	330,000	337,173
5% 12/1/35	420,000	427,124
5% 7/1/44	470,000	448,898
5% 11/1/46	1,350,000	1,081,996
5% 7/1/49	1,870,000	1,750,468
Series 2019 B, 5% 7/1/38	330,000	328,947
Series 2019 B1, 2.825% 11/1/28	340,000	295,018
Series 2019 B2, 2.55% 11/1/27	220,000	203,414
Series 2019:
5% 10/1/24	255,000	261,906
5% 10/1/26	515,000	540,733
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2021, 3% 10/15/37	1,545,000	1,180,406
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	805,000	755,497
Series 2021 C, 3% 9/1/52	1,190,000	1,113,242
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	215,000	203,931
0.81%, tender 5/1/25 (b)	715,000	657,712
TOTAL WISCONSIN		39,609,506
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	2,025,000	1,994,709
TOTAL MUNICIPAL BONDS (Cost $2,287,313,351)		2,039,534,842

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 1.94% (f)(g) (Cost $26,139,847)	26,134,620	26,142,460

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $2,313,453,198)	2,065,677,302
NET OTHER ASSETS (LIABILITIES) - 1.6%	33,447,240
NET ASSETS - 100.0%	2,099,124,542

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,242,786 or 0.6% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	A portion of the security sold on a delayed delivery basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 1.94%	132,221,448	765,608,012	871,687,000	709,272	698	(698)	26,142,460	1.5%
Total	132,221,448	765,608,012	871,687,000	709,272	698	(698)	26,142,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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